RELATED PARTY TRANSACTIONS (Schedule of Compensation of Key Management Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Directors' fees and bonus	$ 306	$ 293
Salaries and bonus for key management personnel	2,946	2,519
Share-based compensation	2,814	1,487
Total compensation of key management personnel	$ 6,066	$ 4,299